Statement of Changes in Net Assets Available for Benefits - Metropolitan Commercial Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Participant	$ 3,900,845
Employer	1,345,842
Rollover	687,912
Total contributions	5,934,599
Investment income
Interest and dividends	1,633,831
Net appreciation in fair value of investments	4,412,959
Total investment income	6,046,790
Interest income on notes receivable from participants	51,429
Total additions	12,032,818
DEDUCTIONS FROM NET ASSETS
Benefits paid to participants	2,164,397
Administrative expenses	35,014
Total deductions	2,199,411
Net increase in net assets available for benefits	9,833,407
Net assets available for benefits, beginning of year	33,848,117
Net assets available for benefits, end of year	$ 43,681,524